Investment in Financial Assets	12 Months Ended
Dec. 31, 2024
Investment in Financial Assets [Abstract]
INVESTMENT IN FINANCIAL ASSETS
NOTE 8:-	INVESTMENT IN FINANCIAL ASSETS

Clearmind

On November 17, 2022, the Company invested $1,500 in the initial public offering of Clearmind Medicine Inc. (“Clearmind”) and received 230,769 common shares of Clearmind, resulting in the Company holding 9.33% of share capital of Clearmind. Shares of Clearmind are listed for trading on Nasdaq Capital Market and the Canadian Securities Exchange under the symbol “CMND” and the Frankfurt Stock Exchange under the symbol “CWY.” On November 21, 2023, Clearmind conducted a reverse share split of its issued and outstanding ordinary shares, no par value, at a ratio of 1-for-30. As a result, the Company holdings in Clearmind decreased from 230,769 common shares to 7,692. As of December 31, 2024, the listed share price of Clearmind on Nasdaq was $1.38 and the Company has recorded a loss in its statements of comprehensive loss for the year ended December 31, 2024 of $11 on its investment (for the year ended December 31, 2023 - $727).